MERCHANDISE TRUSTS - Aging of Unrealized Losses on Investments in Fixed Maturities and Equity Securities Held in Merchandise Trusts (Detail) - Variable Interest Entity, Primary Beneficiary - Merchandise Trusts - USD ($)
$ in Thousands
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Unrealized Losses	$ 2,614	$ 9,819	$ 7,910
12 Months or more Unrealized Losses	205	1,333	578
Total Unrealized Losses	2,819	11,152	8,488
Less than 12 months Fair Value	85,074	216,168	204,918
12 Months or more Fair Value	821	3,374	2,325
Total Fair Value	85,895	219,542	207,243
Fixed maturities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Unrealized Losses	6	2	50
12 Months or more Unrealized Losses	205	473	257
Total Unrealized Losses	211	475	307
Less than 12 months Fair Value	185	103	150
12 Months or more Fair Value	821	792	473
Total Fair Value	1,006	895	623
Fixed maturities | U.S. governmental securities
Investments, Unrealized Loss Position [Line Items]
12 Months or more Unrealized Losses	95	147	65
Total Unrealized Losses	95	147	65
Less than 12 months Fair Value	110
12 Months or more Fair Value	397	243	112
Total Fair Value	507	243	112
Fixed maturities | Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Unrealized Losses	6	2	50
12 Months or more Unrealized Losses	110	326	192
Total Unrealized Losses	116	328	242
Less than 12 months Fair Value	75	103	150
12 Months or more Fair Value	424	549	361
Total Fair Value	499	652	511
Mutual funds - debt securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Unrealized Losses	79	2,011	912
12 Months or more Unrealized Losses		634	299
Total Unrealized Losses	79	2,645	1,211
Less than 12 months Fair Value	15,178	46,005	102,526
12 Months or more Fair Value		1,195	1,462
Total Fair Value	15,178	47,200	103,988
Mutual funds - equity securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Unrealized Losses	1	18	6,292
Total Unrealized Losses	1	18	6,292
Less than 12 months Fair Value	242	131	51,196
Total Fair Value	242	131	51,196
Other investment funds
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Unrealized Losses	2,524	7,784	401
Total Unrealized Losses	2,524	7,784	401
Less than 12 months Fair Value	69,464	169,929	48,140
Total Fair Value	69,464	169,929	48,140
Equity securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Unrealized Losses	4		255
12 Months or more Unrealized Losses		213	22
Total Unrealized Losses	4	213	277
Less than 12 months Fair Value	5		2,906
12 Months or more Fair Value		597	390
Total Fair Value	$ 5	597	$ 3,296
Other invested assets
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Unrealized Losses		4
12 Months or more Unrealized Losses		13
Total Unrealized Losses		17
12 Months or more Fair Value		790
Total Fair Value		$ 790